Document and Entity Information	Jan. 11, 2022
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001800682
Document Type	8-K
Document Period End Date	Jan. 11, 2022
Entity Registrant Name	CANO HEALTH, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-39289
Entity Tax Identification Number	98-1524224
Entity Address, Address Line One	9725 NW 117th Avenue
Entity Address, Address Line Two	Suite #200
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33178
City Area Code	(855)
Local Phone Number	226-6633
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Class A Common Stock 0.0001 Par Value Per Share 2 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A common stock, $0.0001 par value per share
Trading Symbol	CANO
Security Exchange Name	NYSE
Warrants To Purchase One Share Of Class A Common Stock Each At An Exercise Price Of 11.50 Per Share 1 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants to purchase one share of Class A common stock, each at an exercise price of $11.50 per share
Trading Symbol	CANO/WS
Security Exchange Name	NYSE